Related party transactions (Details) - item	Mar. 08, 2024	Dec. 31, 2023
Trusts and other entities controlled by descendants of Malcolm Glazer
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer	6	6
Voting power on outstanding capital stock (as a percent)	69.10%	95.62%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)		4.37%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)		100.00%
Sir Jim Ratcliffe
Related party transactions
Voting power on outstanding capital stock (as a percent)	27.70%